Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Disclosure of Operational lease commitments [Text Block]
	As of December 31,
in 000€	2019	2018	2017
Within one year	28	2,053	1,721
Between one and three years	49	2,302	1,504
Between four and five years	−	785	406
More than five years	−	302	77
Total	77	5,442	3,708

Disclosure of future minimum lease payments [text block]
	December 31, 2019		December 31, 2018		December 31, 2017
in 000€	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments
Within one year	−	−	2,876	2,829	3,179	3,034
Between two and three years	−	−	3,398	3,236	5,017	4,643
Between four and five years	−	−	655	604	1,361	1,269
More than five years	−	−	149	140	285	218
Total	−	−	7,078	6,809	9,842	9,164
Less finance charges	−	−	(269)	−	(678)	−
Present value of minimum lease payments	−	−	6,809	6,809	9,164	9,164